Summary of Material Accounting Policies - Summary of Net Cash Flows Generated By (Used In) of Discontinued ePLDT Subsidiaries, Net of Intercompany Transactions (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Operating activities	₱ 98,738	₱ 81,731	₱ 85,765
Investing activities	(60,979)	(65,704)	(55,118)
Financing activities	(35,927)	(22,331)	(39,418)
Net effect of foreign exchange rate changes on cash and cash equivalents	23	138	(263)
Net cash outflows	₱ 1,855	₱ (6,166)	(9,034)
Discontinued operations [member] | ePLDT, Inc. [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Operating activities			(120)
Investing activities			31
Financing activities			(50)
Net effect of foreign exchange rate changes on cash and cash equivalents			8
Net cash outflows			₱ (131)